PROPERTY, PLANT AND EQUIPMENT - Schedule of Valuation Metrics (Details) - Property, plant and equipment - Discounted cash flows	Dec. 31, 2018 year	Dec. 31, 2017 year
Hydroelectric | Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	10.40%	12.60%
Hydroelectric | Renewable Power | Bottom of range | North America
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	6.10%	6.20%
Hydroelectric | Renewable Power | Top of range | North America
Disclosure of detailed information about property, plant and equipment [line items]
Terminal capitalization rate	7.10%	7.50%
Utilities [Member] | Infrastructure | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization multiples	8	7
Termination valuation date	10	10
Utilities [Member] | Infrastructure | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	14.00%	12.00%
Terminal capitalization multiples	22	21
Termination valuation date	20	20
Transport | Infrastructure | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	10.00%	10.00%
Terminal capitalization multiples	9	9
Termination valuation date	10	10
Transport | Infrastructure | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	13.00%	15.00%
Terminal capitalization multiples	14	14
Termination valuation date	20	20
Energy [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Termination valuation date	10	10
Energy [Member] | Infrastructure | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	12.00%	12.00%
Terminal capitalization multiples	10	8
Energy [Member] | Infrastructure | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%	15.00%
Terminal capitalization multiples	14	13
Data Infrastructure [Member] | Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Termination valuation date	10
Data Infrastructure [Member] | Infrastructure | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	13.00%
Terminal capitalization multiples	10
Data Infrastructure [Member] | Infrastructure | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%
Terminal capitalization multiples	11
Sustainable Resources [Member] | Infrastructure | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	5.00%	5.00%
Terminal capitalization multiples	12	12
Termination valuation date	3	3
Sustainable Resources [Member] | Infrastructure | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	8.00%	8.00%
Terminal capitalization multiples	23	23
Termination valuation date	30	30
Uncontracted [Member] | Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	10.30%	10.20%
Uncontracted [Member] | Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	10.90%	12.60%
Uncontracted [Member] | Renewable Power | Bottom of range | North America
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	6.40%	6.50%
Uncontracted [Member] | Renewable Power | Bottom of range | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	5.80%	5.90%
Uncontracted [Member] | Renewable Power | Top of range | North America
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.20%	7.60%
Uncontracted [Member] | Renewable Power | Top of range | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	6.30%	6.30%
Contracted [Member] | Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.00%	8.90%
Contracted [Member] | Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	9.60%	11.30%
Contracted [Member] | Renewable Power | Bottom of range | North America
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.80%	4.90%
Contracted [Member] | Renewable Power | Bottom of range | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.00%	4.10%
Contracted [Member] | Renewable Power | Top of range | North America
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	5.60%	6.00%
Contracted [Member] | Renewable Power | Top of range | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	4.30%	4.50%